Related Party Transactions (Details)	12 Months Ended
	Jul. 31, 2015 USD ($)	Jul. 31, 2014 USD ($)	Apr. 25, 2015 USD ($)	Apr. 25, 2015 CNY (¥)
Total	$ 1,056,568	$ 3,080,147
LuckSky Group [Member]
Rental fees	166,443	33,253
Borrowings	0	1,242,198
Sanhe Dong Yi Glass Machine Company Limited [Member]
Rental fees (Capital lease interest payable)	262,996	52,542
Borrowings	0	160,865
Kelitai Air Powered Machinery Co Ltd [Member]
Payments to Acquire Productive Assets	0	1,235,667
Borrowings			$ 507,917	¥ 3,150,000
Prepaid expenses on behalf of the company	0	1,510
Zhou Deng Rong [Member]
Prepaid expenses on behalf of the company	$ 627,129	$ 354,112